Commitments and Contingencies (Details) - Schedule of future minimum lease payments	Jun. 30, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2021 to June 2022	$ 2,899,663
July 2022 to June 2023	879,570
July 2023 to June 2024	113,328
July 2024 to June 2025	113,328
Thereafter	2,161,554
Total	6,167,443
Operating Lease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2021 to June 2022	30,959
July 2022 to June 2023	797,202
July 2023 to June 2024	30,959
July 2024 to June 2025	30,959
Thereafter	1,893,856
Total	2,783,935
Finance Lease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2021 to June 2022	82,369
July 2022 to June 2023	82,369
July 2023 to June 2024	82,369
July 2024 to June 2025	82,369
Thereafter	267,698
Total	597,173
Capital Expenditure [Member]
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
July 2021 to June 2022	2,786,335
July 2022 to June 2023
July 2023 to June 2024
July 2024 to June 2025
Thereafter
Total	$ 2,786,335